Derivative Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities

Note 9: Derivative Instruments and Hedging Activities

During the nine months ended September 30, 2014 and 2013, derivatives were used to hedge the interest rate risk associated with variable-rate debt. Certain of our loan agreements require us to hedge interest rate risk using derivative instruments.

Cash Flow Hedges

As of September 30, 2014, we held four interest rate swaps with an aggregate notional amount of $1.45 billion, which swap three-month LIBOR on the Term Loans to a fixed rate of 1.87 percent and expire in October 2018. We elected to designate these interest rate swaps as cash flow hedges for accounting purposes.

Non-designated Hedges

As of September 30, 2014, we held one interest rate cap in the notional amount of $875 million, for the variable-rate component of the CMBS Loan, that expires in November 2015 and caps one-month LIBOR at 6.0 percent. We also held one interest rate cap in the notional amount of $525 million that expires in November 2015 and caps one-month LIBOR on a mortgage loan secured by one property at 4.0 percent. We did not elect to designate either of these interest rate caps as hedging instruments.

As of September 30, 2013, we held ten interest rate caps with an aggregate notional amount of $15.2 billion, which matured in November 2013. We did not elect to designate any of these ten interest rate caps as effective hedging instruments.

Fair Value of Derivative Instruments

The effects of our derivative instruments on our condensed consolidated balance sheets were as follows:

	September 30, 2014		December 31, 2013
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
		(in millions)		(in millions)
Cash Flow Hedges:
Interest rate swaps	Other assets	$4	Other assets	$10

Non-designated Hedges:
Interest rate caps	Other assets	—	Other assets	—

Earnings Effect of Derivative Instruments

The effects of our derivative instruments on our condensed consolidated statements of operations and condensed consolidated statements of comprehensive income (loss) before any effect for income taxes were as follows:

		Nine Months Ended September 30,
	Classification of Loss Recognized	2014	2013
Cash Flow Hedges:
Interest rate swaps(1)	Other comprehensive loss	$(6)	N/A
Non-designated Hedges:
Interest rate caps	Other gain, net	—	—

(1)	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the nine months ended September 30, 2014.

Note 16: Derivative Instruments and Hedging Activities

During the years ended December 31, 2013, 2012 and 2011, derivatives were used to hedge the interest rate risk associated with variable-rate debt. Under the terms of the CMBS Loan and Waldorf Astoria Loan entered into in connection with the Debt Refinancing, we are required to hedge interest rate risk using derivative instruments. Additionally, under the terms of the Secured Debt, we were required to hedge interest rate risk using derivative instruments with an aggregate notional amount equal to the principal amount of the Secured Debt.

Cash Flow Hedges

Term Loans Interest Rate Swaps

In October 2013, we entered into four interest rate swap agreements with an aggregate notional amount of $1.45 billion that expire in October 2018. These agreements swap three-month LIBOR to a fixed-rate of 1.87 percent. We have elected to designate these interest rate swaps as cash flow hedges for accounting purposes.

Secured Debt Interest Rate Caps

During the year ended December 31, 2011, we held eleven interest rate caps with an aggregate notional amount of $16.2 billion, of which eight interest rate caps with an aggregate notional amount of $14.6 billion were designated as effective hedging instruments, which expired in November 2011.

Non-designated Hedges

CMBS Interest Rate Caps

In October 2013, we entered into an interest rate cap agreement for a notional amount of $875 million for the variable-rate component of the CMBS Loan that expires in November 2015. This agreement caps one-month LIBOR at 6.0 percent. We did not elect to designate this interest rate cap as a hedging instrument.

Waldorf Astoria Interest Rate Cap

In October 2013, we entered into an interest rate cap agreement for a notional amount of $525 million that expires in November 2015. This agreement caps one-month LIBOR at 4.0 percent. We did not elect to designate this interest rate cap as a hedging instrument.

Secured Debt Interest Rate Caps

During the year ended December 31, 2013, we held ten interest rate caps with an aggregate notional amount of $15.2 billion, which were executed in August 2012 and matured in November 2013. We did not elect to designate any of these ten interest rate caps as effective hedging instruments for accounting purposes.

During the year ended December 31, 2012, we held ten interest rate caps with an aggregate notional amount of $15.9 billion, which were executed in October 2011 and matured in November 2012. We did not elect to designate any of these ten interest rate caps as effective hedges for accounting purposes.

As of December 31, 2011, we held ten interest rate caps with an aggregate notional amount of $15.9 billion. We did not elect to designate any of these ten interest rate caps as effective hedges for accounting purposes. The caps were executed in October 2011 to replace our previous portfolio maturing in November 2011, which included eight interest rate caps designated as effective hedging instruments and three interest rate caps with an aggregate notional amount of $1.6 billion, which we did not elect to designate as effective hedges.

Fair Value of Derivative Instruments

The effects of our derivative instruments on our consolidated balance sheets were as follows:

	December 31, 2013		December 31, 2012
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
		(in millions)		(in millions)
Cash Flow Hedges
Interest rate swaps	Other assets	$10	N/A	$—

Non-designated Hedges
Interest rate caps(1)	Other assets	—	Other assets	—

(1)	The fair values of our interest rate caps were immaterial as of December 31, 2013 and 2012.

Earnings Effect of Derivative Instruments

The effects of our derivative instruments on our consolidated statements of operations and consolidated statements of comprehensive income (loss) before any effect for income taxes were as follows:

	Classification of Gain (Loss) Recognized	Amount of Gain (Loss) Recognized in Income
		2013	2012	2011
		(in millions)
Cash Flow Hedges
Interest rate swaps(1)	Other comprehensive income (loss)	$10	$—	$—
Interest rate caps(2)	Other gain, net	—	—	(2)

Non-designated Hedges
Interest rate caps(3)	Other gain, net	—	(1)	(1)

(1)	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the year ended December 31, 2013.
(2)	Relates to hedge ineffectiveness on the eight designated Secured Debt interest rate caps that were outstanding during the year ended December 31, 2011. No amounts were excluded from hedge effectiveness testing.
(3)	An immaterial loss was recorded during the year ended December 31, 2013.